Accumulated Other Comprehensive (Loss) Income - Summary of Accumulated Other Comprehensive (Loss) Income (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments, net of tax	¥ 0	¥ 0	¥ 0